Business Segment Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 4,205,328,000
Revenues from transactions with other same entity operating segments	0	$ 0
Segment revenue	4,205,328,000
Segment operating income	540,291,000
Segment depreciation and amortization	(181,783,000)	(175,854,000)
Income (Loss) From Equity Method Investments	(18,571,000)	(6,204,000)
thereof investment in equity method investees	689,394,000
Capital expenditures, acquisitions and investments	341,236,000	223,092,000
North America Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,043,788,000	2,771,479,000
Revenues from transactions with other same entity operating segments	1,020,000	1,290,000
Segment revenue	3,044,808,000	2,772,769,000
Segment operating income	436,447,000	340,084,000
Segment depreciation and amortization	(101,326,000)	(97,190,000)
Income (Loss) From Equity Method Investments	16,533,000	4,506,000
Segment Assets	17,580,902,000	16,730,207,000
thereof investment in equity method investees	315,139,000	270,983,000
Capital expenditures, acquisitions and investments	243,470,000	121,232,000
EMEA Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	630,785,000	629,006,000
Revenues from transactions with other same entity operating segments	0	0
Segment revenue	630,785,000	629,006,000
Segment operating income	129,844,000	141,256,000
Segment depreciation and amortization	(28,222,000)	(28,327,000)
Income (Loss) From Equity Method Investments	1,370,000	1,063,000
Segment Assets	3,472,568,000	3,313,409,000
thereof investment in equity method investees	232,465,000	210,902,000
Capital expenditures, acquisitions and investments	29,043,000	30,750,000
Asia-Pacific Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	374,334,000	353,038,000
Revenues from transactions with other same entity operating segments	6,000	0
Segment revenue	374,340,000	353,038,000
Segment operating income	65,079,000	84,512,000
Segment depreciation and amortization	(11,546,000)	(10,831,000)
Income (Loss) From Equity Method Investments	558,690	362,000
Segment Assets	1,795,393,000	1,783,850,000
thereof investment in equity method investees	114,701,000	105,968,000
Capital expenditures, acquisitions and investments	8,571,000	12,929,000
Latin America Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	153,253,000	197,880,000
Revenues from transactions with other same entity operating segments	32,000	99,000
Segment revenue	153,285,000	197,979,000
Segment operating income	10,881,000	17,857,000
Segment depreciation and amortization	(3,600,000)	(4,812,000)
Income (Loss) From Equity Method Investments	109,780	273,000
Segment Assets	657,751,000	678,296,000
thereof investment in equity method investees	27,089,000	24,512,000
Capital expenditures, acquisitions and investments	4,791,000	5,459,000
Segments Total
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	4,202,160,000	3,951,403,000
Revenues from transactions with other same entity operating segments	1,058,000	1,389,000
Segment revenue	4,203,218,000	3,952,792,000
Segment operating income	642,251,000	583,709,000
Segment depreciation and amortization	(144,694,000)	(141,160,000)
Income (Loss) From Equity Method Investments	18,571,470	6,204,000
Segment Assets	23,506,614,000	22,505,762,000
thereof investment in equity method investees	689,394,000	612,365,000
Capital expenditures, acquisitions and investments	285,875,000	170,370,000
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,168,000	8,524,000
Revenues from transactions with other same entity operating segments	(1,058,000)	(1,389,000)
Segment revenue	2,110,000	7,135,000
Segment operating income	(101,960,000)	(79,309,000)
Segment depreciation and amortization	(37,089,000)	(34,694,000)
Income (Loss) From Equity Method Investments	0	0
Segment Assets	2,560,219,000	2,299,403,000
thereof investment in equity method investees	0	0
Capital expenditures, acquisitions and investments	$ 55,361,000	$ 52,722,000